OTHER OPERATING INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended		33 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021
OTHER OPERATING INCOME
VAT in super deduction	$ 276	¥ 1,925
Additional VAT-in deduction (as a percent)			10.00%